INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	$ (4,508)	$ (3,346)
Net Income	(54)	(28)
Other Comprehensive Income	(125)	(142)	$ (97)
Other	20	32
Acquisitions/ Dispositions	179	(1,024)
Net deferred income tax liabilities	(4,488)	(4,508)	(3,346)
Deferred income tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	397	394
Net Income	506	40
Other Comprehensive Income	0	0
Other	146	(22)
Acquisitions/ Dispositions	(50)	(15)
Net deferred income tax liabilities	999	397	394
Deferred income tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities	(4,905)	(3,740)
Net Income	(560)	(68)
Other Comprehensive Income	(125)	(142)
Other	(126)	54
Acquisitions/ Dispositions	229	(1,009)
Net deferred income tax liabilities	$ (5,487)	$ (4,905)	$ (3,740)